N-4	Jul. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
Entity Central Index Key	0001005336
Entity Investment Company Type	N-4
Document Period End Date	Jul. 31, 2025
Amendment Flag	false
Monument Advisor Contract No. JNL-2300
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective August 22, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Invesco Oppenheimer V.I. International Growth Fund: Series II	Invesco V.I. International Growth Fund: Series II
The following underlying mutual fund is offered as an investment option under the contract. Effective September 22, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I

Monument Advisor Contract No. JNL-2300 | InvescoVIInternationalGrowthFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund: Series II
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITJPMorganEquityandOptionsTotalReturnFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I
Monument Advisor Select
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective August 22, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Invesco Oppenheimer V.I. International Growth Fund: Series II	Invesco V.I. International Growth Fund: Series II
The following underlying mutual fund is offered as an investment option under the contract. Effective September 22, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I

Monument Advisor Select | InvescoVIInternationalGrowthFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund: Series II
Monument Advisor Select | NationwideVariableInsuranceTrustNVITJPMorganEquityandOptionsTotalReturnFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I